Consolidated Statements of Shareholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Apr. 30, 2019	$ 24,380	$ 2,520		$ (33,091)	$ (6,191)
Beginning balance, shares at Apr. 30, 2019	24,380,000
Contribution of Slinger Bag Limited			(2)	(967,678)	(967,680)
Shares issuable related to note payable		1,492,188			1,492,188
Distribution to shareholder		(332,239)			(332,239)
Forgiveness of net liabilities owed to former majority shareholder		15,289			15,289
Shares issued for conversion of convertible debt	$ 369	182,476			182,845
Shares issued for conversion of convertible debt, shares	369,354
Share-based compensation		3,741,746			3,741,746
Warrants issued with note payable		112,990			112,990
Foreign currency translation			(5,034)		(5,034)
Net loss				(9,227,744)	(9,227,744)
Shares issued for conversion of convertible debt
Ending balance, value at Apr. 30, 2020	$ 24,749	5,214,970	(5,036)	(10,228,513)	(4,993,830)
Ending balance, shares at Apr. 30, 2020	24,749,354
Shares issued related to note payable	$ 1,217	(1,217)
Shares issued related to note payable, shares	1,216,560
Shares and warrants issued in connection with services	$ 244	65,582			65,826
Shares and warrants issued in connection with services, shares	243,800
Foreign currency translation			(1,393)		(1,393)
Net loss				(1,374,026)	(1,374,026)
Ending balance, value at Jul. 31, 2020	$ 26,210	5,279,335	(6,429)	(11,602,539)	(6,303,423)
Ending balance, shares at Jul. 31, 2020	26,209,714
Beginning balance, value at Apr. 30, 2020	$ 24,749	5,214,970	(5,036)	(10,228,513)	(4,993,830)
Beginning balance, shares at Apr. 30, 2020	24,749,354
Elimination of related party derivative liabilities
Net loss					(5,189,238)
Ending balance, value at Jan. 31, 2021	$ 27,347	8,743,458	(7,157)	(15,417,751)	(6,654,103)
Ending balance, shares at Jan. 31, 2021	27,346,746
Beginning balance, value at Apr. 30, 2020	$ 24,749	5,214,970	(5,036)	(10,228,513)	(4,993,830)
Beginning balance, shares at Apr. 30, 2020	24,749,354
Shares issued related to note payable	$ 1,217	(1,217)
Shares issued related to note payable, shares	1,216,560
Warrants issued related to notes payable – related party		2,157,818			2,157,818
Shares issued for conversion of notes payable – related party	$ 772	1,749,232			1,750,004
Shares issued for conversion of notes payable - related party, shares	772,332
Forgiveness of net liabilities owed to former majority shareholder
Shares issued for conversion of convertible debt	$ 300	238,149			238,449
Shares issued for conversion of convertible debt, shares	300,000
Shares issued in connection with purchase of trademark	$ 35	35,316			35,351
Shares issued in connection with purchase of trademark, shares	35,000
Warrants issued in connection with purchase of trademark		50,232			50,232
Shares and warrants issued in connection with services	$ 570	849,559			850,129
Shares and warrants issued in connection with services, shares	569,582
Share-based compensation		70,997			70,997
Foreign currency translation			(15,134)		(15,134)
Net loss				(18,594,760)	(18,594,760)
Shares issued for conversion of convertible debt					1,937,041
Ending balance, value at Apr. 30, 2021	$ 27,643	10,365,056	(20,170)	(28,823,273)	(18,450,744)
Ending balance, shares at Apr. 30, 2021	27,642,828
Beginning balance, value at Jul. 31, 2020	$ 26,210	5,279,335	(6,429)	(11,602,539)	(6,303,423)
Beginning balance, shares at Jul. 31, 2020	26,209,714
Warrants issued related to notes payable – related party		2,069,617			2,069,617
Shares issued for conversion of convertible debt, shares	300,000
Shares and warrants issued in connection with services	$ 100	117,919			118,019
Shares and warrants issued in connection with services, shares	100,000
Foreign currency translation			(1,544)		(1,544)
Net loss				(2,524,126)	(2,524,126)
Shares issued for conversion of convertible debt	300	238,149			238,449
Ending balance, value at Oct. 31, 2020	$ 26,610	7,705,020	(7,973)	(14,126,665)	(6,403,008)
Ending balance, shares at Oct. 31, 2020	26,609,714
Warrants issued related to notes payable – related party		124,931			124,931
Shares issued for conversion of notes payable – related party	$ 500	499,500			500,000
Shares issued for conversion of notes payable - related party, shares	500,000
Shares issued in connection with purchase of trademark	$ 35	35,316			35,351
Shares issued in connection with purchase of trademark, shares	35,000
Warrants issued in connection with purchase of trademark		50,232			50,232
Shares and warrants issued in connection with services	$ 202	328,459			328,661
Shares and warrants issued in connection with services, shares	202,032
Foreign currency translation			816		816
Net loss				(1,291,086)	(1,291,086)
Ending balance, value at Jan. 31, 2021	$ 27,347	8,743,458	(7,157)	(15,417,751)	(6,654,103)
Ending balance, shares at Jan. 31, 2021	27,346,746
Beginning balance, value at Apr. 30, 2021	$ 27,643	10,365,056	(20,170)	(28,823,273)	(18,450,744)
Beginning balance, shares at Apr. 30, 2021	27,642,828
Shares issued for conversion of notes payable – related party	$ 1,637	6,218,366			6,220,003
Shares issued for conversion of notes payable - related party, shares	1,636,843
Shares and warrants issued in connection with services	$ 110	618,444			618,554
Shares and warrants issued in connection with services, shares	109,687
Share-based compensation	$ 50	187,753			187,803
Share-based compensation, shares	50,215
Shares issued in connection with acquisition	$ 540	3,549,460			3,550,000
Shares issued in connection with acquisition,Shares	540,000
Foreign currency translation			(13,028)		(13,028)
Net loss				(3,435,312)	(3,435,312)
Ending balance, value at Jul. 31, 2021	$ 29,980	20,939,079	(33,198)	(32,258,585)	(11,322,724)
Ending balance, shares at Jul. 31, 2021	29,979,573
Beginning balance, value at Apr. 30, 2021	$ 27,643	10,365,056	(20,170)	(28,823,273)	(18,450,744)
Beginning balance, shares at Apr. 30, 2021	27,642,828
Elimination of related party derivative liabilities					8,754,538
Net loss					(44,630,793)
Ending balance, value at Jan. 31, 2022	$ 41,888	63,166,203	(46,976)	(73,454,066)	(10,292,951)
Ending balance, shares at Jan. 31, 2022	41,888,372
Beginning balance, value at Jul. 31, 2021	$ 29,980	20,939,079	(33,198)	(32,258,585)	(11,322,724)
Beginning balance, shares at Jul. 31, 2021	29,979,573
Shares and warrants issued in connection with services	$ 19	799,155			799,174
Shares and warrants issued in connection with services, shares	18,750
Share-based compensation		32,381,309			32,381,309
Shares issued for conversion of warrants	$ 4,950	(2,200)			2,750
Shares issued for conversion of warrants, shares	4,950,000
Shares issued for conversion of common shares issuable	$ 6,921				6,921
Shares issued for conversion of common shares issuable, shares	6,921,299
Foreign currency translation			20,852		20,852
Net loss				(38,825,357)	(38,825,357)
Elimination of related party derivative liabilities		8,754,538			8,754,538
Ending balance, value at Oct. 31, 2021	$ 41,870	62,871,881	(12,346)	(71,083,942)	(8,182,537)
Ending balance, shares at Oct. 31, 2021	41,869,622
Shares and warrants issued in connection with services	$ 18	294,322			294,340
Shares and warrants issued in connection with services, shares	18,750
Foreign currency translation			(34,630)		(34,630)
Net loss				(2,370,124)	(2,370,124)
Ending balance, value at Jan. 31, 2022	$ 41,888	$ 63,166,203	$ (46,976)	$ (73,454,066)	$ (10,292,951)
Ending balance, shares at Jan. 31, 2022	41,888,372